GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.33%
	Aaset Trust(b)
	Series 2021-1A Class A
$ 798,886	2.95%, 11/16/2041	$ 773,422
	Series 2021-2A Class A
1,006,359	2.80%, 01/15/2047	984,979
105,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	102,946
	Ally Auto Receivables Trust
	Series 2019-1 Class A3
89,709	2.91%, 09/15/2023	90,139
	Series 2019-2 Class A3
9,822	2.23%, 01/16/2024	9,873
	Series 2019-4 Class A3
24,052	1.84%, 06/17/2024	24,170
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
10,000	2.89%, 09/12/2025	10,120
	Series 2020-1 Class D
850,000	2.39%, 03/13/2026	858,311
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	84,811
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,968,819
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,724,119
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,384,161
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	400,625
3,730,000	American Credit Acceptance Receivables Trust (b) Series 2021-3 Class D 1.34%, 11/15/2027	3,645,249
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	5,149
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,191
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,056
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	20,005
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	352,084
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	119,109
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	375,756
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 1.73%, 10/22/2034 3-mo. LIBOR + 1.60%	3,401,683
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 210,000	Aqua Finance Trust(b) Series 2021-A Class B 2.40%, 07/17/2046	$ 204,677
2,500,000	Ares LX Ltd(b)(c) Series 2021-60A Class C 2.19%, 07/18/2034 3-mo. LIBOR + 1.95%	2,496,208
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 1.91%, 01/25/2034 3-mo. LIBOR + 1.65%	3,856,703
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2018-1A Class B
535,000	4.00%, 09/20/2024	550,954
	Series 2018-1A Class C
100,000	4.73%, 09/20/2024	103,667
	Series 2019-1A Class C
103,333	4.53%, 03/20/2023	103,625
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	135,040
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,811,408
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	922,855
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	214,831
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	115,416
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	101,457
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	440,250
575,000	Bain Capital Credit Ltd(b)(c) Series 2020-4A Class C 2.95%, 10/20/2033 3-mo. LIBOR + 2.70%	576,069
1,500,000	Barings Ltd(b)(c) Series 2020-4A Class C 2.40%, 01/20/2032 3-mo. LIBOR + 2.15%	1,500,846
1,585,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	1,578,463
	BlueMountain Ltd(b)(c)
	Series 2018-2A Class B
900,000	1.86%, 08/15/2031 3-mo. LIBOR + 1.70%	900,042
	Series 2021-33A Class B
2,900,000	1.78%, 11/20/2034 3-mo. LIBOR + 1.70%	2,903,596
355,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	355,201
86,942	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	84,162

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 536,433	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	$ 528,989
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2018-2A Class B
1,200,000	2.29%, 10/15/2031 3-mo. LIBOR + 2.05%	1,200,142
	Series 2021-1A Class B
2,000,000	2.04%, 04/15/2034 3-mo. LIBOR + 1.80%	1,998,514
	Series 2021-3SA Class A2
2,000,000	1.74%, 04/15/2034 3-mo. LIBOR + 1.50%	1,986,372
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,079
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	5,056
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	15,593
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	5,055
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,810,854
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	488,527
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	299,889
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
550,000	1.02%, 06/12/2028	539,841
	Series 2021-N4 Class C
300,000	1.72%, 09/11/2028	297,882
	Series 2021-N4 Class D
680,000	2.30%, 09/11/2028	673,050
	Series 2021-P3 Class C
550,000	1.93%, 10/12/2027	533,693
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	320,546
205,504	Castlelake Aircraft Structured Trust(b) Series 2017-1R Class A 2.74%, 08/15/2041	199,760
776,808	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	748,069
585,000	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	577,289
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
220,986	3.04%, 01/25/2047	222,909
	Series 2020-1 Class A
54,815	1.69%, 10/25/2051	52,833
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
$ 590,000	4.71%, 05/15/2052(d)	$ 643,298
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	150,600
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	302,977
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	214,949
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	298,603
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	500,336
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	391,071
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	244,263
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,413,646
	DB Master Finance LLC(b)
	Series 2019-1A Class A23
418,370	4.35%, 05/20/2049	438,379
	Series 2021-1A Class A2II
1,040,000	2.49%, 11/20/2051	1,017,872
230,000	Dell Equipment Finance Trust(b) Series 2020-2 Class D 1.92%, 03/23/2026	230,668
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
190,080	4.12%, 07/25/2047	197,831
	Series 2018-1A Class A2II
387,000	4.33%, 07/25/2048	402,779
	Series 2019-1A Class A2
2,744,000	3.67%, 10/25/2049	2,830,837
	Series 2021-1A Class A2I
1,111,600	2.66%, 04/25/2051	1,099,058
	Drive Auto Receivables Trust
	Series 2018-3 Class D
2,035	4.30%, 09/16/2024	2,057
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,067
	Series 2020-1 Class D
1,505,000	2.70%, 05/17/2027	1,528,690
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	1,021,333
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	495,498
	Series 2021-2 Class D
3,360,000	1.39%, 03/15/2029	3,264,912
	Dryden Senior Loan Fund(c)
	Series 2017-50A Class B
1,200,000	1.89%, 07/15/2030(b) 3-mo. LIBOR + 1.65%	1,200,761

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2017-50A Class C
$ 955,000	2.49%, 07/15/2030(b) 3-mo. LIBOR + 2.25%	$ 955,824
	Series 2017-54X Class C
2,100,000	2.40%, 10/19/2029 3-mo. LIBOR + 2.15%	2,101,487
	DT Auto Owner Trust(b)
	Series 2019-4A Class D
10,000	2.85%, 07/15/2025	10,159
	Series 2020-3A Class C
345,000	1.47%, 06/15/2026	344,076
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	3,100,575
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,912,275
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,684,424
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	777,508
185,502	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	180,061
98,201	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	95,580
100,000	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	98,152
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
20,000	2.58%, 09/15/2025(b)	20,278
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,401,607
	Series 2021-3A Class D
1,115,000	1.55%, 06/15/2027	1,087,082
	First Investors Auto Owner Trust(b)
	Series 2019-1A Class D
350,000	3.55%, 04/15/2025	356,680
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	409,312
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	999,674
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	512,018
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	342,064
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	212,990
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
$ 85,000	2.86%, 12/15/2025	$ 86,067
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	10,189
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	15,111
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	189,306
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	248,437
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	302,040
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	460,793
	Series 2021-4 Class C
610,000	1.96%, 12/15/2027	601,252
	Ford Credit Auto Owner Trust
	Series 2018-A Class A4
634,121	3.16%, 10/15/2023	634,780
	Series 2019-C Class A3
5,271	1.87%, 03/15/2024	5,298
	Series 2020-B Class A3
30,535	0.56%, 10/15/2024	30,488
	Series 2020-C Class A3
440,000	0.41%, 07/15/2025	436,947
	Series 2021-A Class A3
1,855,000	0.30%, 08/15/2025	1,836,342
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	515,218
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	351,727
	Freedom Financial Trust(b)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	99,360
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	482,165
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	409,316
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
165,000	2.37%, 09/17/2038	158,736
	Series 2021-SFR1 Class E2
140,000	2.52%, 09/17/2038	134,705
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
10,000	2.72%, 11/17/2025	10,125
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,266,578
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	530,987
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	763,404

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-4A Class D
$ 1,790,000	2.48%, 10/15/2027	$ 1,770,061
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
9,435	1.75%, 07/16/2024	9,478
	Series 2020-1 Class A3
5,899	1.84%, 09/16/2024	5,934
	Series 2020-4 Class A3
10,000	0.38%, 08/18/2025	9,933
	Series 2021-1 Class A3
620,000	0.35%, 10/16/2025	614,709
	Series 2021-2 Class A3
1,550,000	0.51%, 04/16/2026	1,533,778
298,500	Hardee's Funding LLC(b) Series 2021-1A Class A2 2.87%, 06/20/2051	290,649
	Home Partners of America Trust(b)
	Series 2021-1 Class E
94,863	2.58%, 09/17/2041	91,065
	Series 2021-2 Class E1
1,316,979	2.85%, 12/17/2026	1,265,790
	Series 2021-2 Class E2
633,547	2.95%, 12/17/2026	607,803
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
120,446	1.83%, 01/18/2024	121,168
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	30,199
	Series 2020-3 Class A3
5,000	0.37%, 10/18/2024	4,973
	Series 2021-1 Class A3
1,075,000	0.27%, 04/21/2025	1,065,387
	HPEFS Equipment Trust(b)
	Series 2021-1A Class D
190,000	1.03%, 03/20/2031	186,503
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	419,548
	Invitation Homes Trust(b)(c)
	Series 2018-SFR2 Class B
164,974	1.19%, 06/17/2037 1-mo. LIBOR + 1.08%	165,000
	Series 2018-SFR3 Class B
25,019	1.26%, 07/17/2037 1-mo. LIBOR + 1.15%	24,984
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
177,764	1.17%, 09/25/2028	176,525
	Series 2021-3 Class D
233,684	1.01%, 02/26/2029	230,758
2,250,000	KKR Ltd(b)(c) Series 31A Class B 1.76%, 04/20/2034 3-mo. LIBOR + 1.50%	2,216,176
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 483,430	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	$ 478,542
1,250,000	LCM XVI LP(b)(c) Series 16A Class CR2 2.39%, 10/15/2031 3-mo. LIBOR + 2.15%	1,240,866
	Legacy Mortgage Asset Trust(b)(e)
	Series 2019-GS3 Class A1
64,307	3.75%, 04/25/2059	64,472
	Series 2019-GS4 Class A1
384,602	3.44%, 05/25/2059	384,806
1,086,184	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	1,066,361
2,000,000	Madison Park Funding XLVIII Ltd(b)(c) Series 2021-48A Class C 2.25%, 04/19/2033 3-mo. LIBOR + 2.00%	2,000,164
2,500,000	Magnetite XXII Ltd(b)(c) Series 2019-22A Class CR 2.19%, 04/15/2031 3-mo. LIBOR + 1.95%	2,500,503
1,399,222	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	1,365,279
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2 1.94%, 04/15/2034 3-mo. LIBOR + 1.70%	2,237,945
	Marlette Funding Trust(b)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	117,186
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	302,038
455,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	453,335
134,851	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	122,183
100,000	Mission Lane Credit Card Master Trust(b) Series 2021-A Class B 2.24%, 09/15/2026	99,021
	MVW LLC(b)
	Series 2021-1WA Class C
942,858	1.94%, 01/22/2041	925,578
	Series 2021-2A Class C
1,565,402	2.23%, 05/20/2039	1,538,983
36,397	MVW Owner Trust(b) Series 2019-1A Class C 3.33%, 11/20/2036	36,510

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,500,000	Myers Park Ltd(b)(c) Series 2018-1A Class C 2.30%, 10/20/2030 3-mo. LIBOR + 2.05%	$ 1,501,404
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
80,477	1.31%, 01/15/2069	79,848
	Series 2021-A Class A
470,486	0.84%, 05/15/2069	463,181
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	702,513
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	222,540
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	485,376
1,627,865	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,592,791
	Nelnet Student Loan Trust(b)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	192,632
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	99,633
	Nissan Auto Receivables Owner Trust
	Series 2019-A Class A3
179,491	2.90%, 10/16/2023	180,761
	Series 2019-C Class A3
2,965	1.93%, 07/15/2024	2,982
	Series 2020-A Class A3
25,368	1.38%, 12/16/2024	25,484
	Series 2020-B Class A3
1,638,826	0.55%, 07/15/2024	1,637,008
2,100,000	Octagon Investment Partners Ltd(b)(c) Series 2019-4A Class A1R 1.30%, 05/12/2031 3-mo. LIBOR + 1.15%	2,101,919
2,250,000	OneMain Direct Auto Receivables Trust(b) Series 2021-1A Class D 1.62%, 11/14/2030	2,168,561
	OneMain Financial Issuance Trust(b)
	Series 2016-3A Class A
34,481	3.83%, 06/18/2031	34,585
	Series 2018-2A Class A
260,000	3.57%, 03/14/2033	266,285
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	206,037
	Series 2020-2A Class A
2,755,000	1.75%, 09/14/2035	2,712,385
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	338,710
330,000	Prestige Auto Receivables Trust(b) Series 2020-1A Class E 3.67%, 02/15/2028	334,272
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Progress Residential Trust(b)
	Series 2019-SFR1 Class E
$ 195,000	4.47%, 08/17/2035	$ 194,065
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	449,541
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	159,009
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	134,451
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	96,362
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	96,568
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	220,287
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	95,473
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	290,718
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	149,344
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	340,445
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,005
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	155,126
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	108,491
100,000	Republic Finance Issuance Trust(b) Series 2021-A Class C 3.53%, 12/22/2031	98,603
446,642	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	444,397
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
10,000	2.68%, 10/15/2025	10,117
	Series 2020-1 Class C
220,000	4.11%, 12/15/2025	225,400
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	410,737
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	211,907

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-3 Class D
$ 5,000	1.64%, 11/16/2026	$ 5,008
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	39,959
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,476,432
	Series 2021-2 Class D
1,825,000	1.35%, 07/15/2027	1,797,969
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	1,014,859
	Series 2021-4 Class D
2,655,000	1.67%, 10/15/2027	2,611,601
100,000	SCF Equipment Leasing LLC(b) Series 2021-1A Class D 1.93%, 09/20/2030	96,893
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
155,756	3.12%, 05/20/2036	155,966
	Series 2019-3A Class C
105,631	3.00%, 08/20/2036	105,203
	Series 2021-1A Class C
85,403	1.79%, 11/20/2037	84,601
934,283	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	902,016
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
872,351	2.23%, 09/15/2037	875,572
	Series 2021-A Class A2A2
595,000	0.84%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	597,471
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	336,342
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	314,694
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	682,601
130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	126,984
100,000	SoFi Professional Loan Program LLC(b)(d) Series 2017-A Class C 4.43%, 03/26/2040	102,689
995,000	Taco Bell Funding LLC(b) Series 2021-1A Class A2II 2.29%, 08/25/2051	953,356
379,933	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	364,451
405,900	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	386,961
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Towd Point Mortgage Trust(b)(d)
	Series 2016-3 Class M2
$ 280,000	4.00%, 04/25/2056	$ 289,773
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	267,683
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	101,662
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	203,141
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	693,487
	Series 2019-4 Class A1
601,692	2.90%, 10/25/2059	610,698
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	144,295
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	102,281
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	126,452
	Toyota Auto Receivables Owner Trust
	Series 2019-A Class A3
243,737	2.91%, 07/17/2023	245,306
	Series 2019-D Class A3
15,334	1.92%, 01/16/2024	15,429
	Series 2020-A Class A3
1,027,611	1.66%, 05/15/2024	1,032,468
	Series 2020-C Class A3
9,884	0.44%, 10/15/2024	9,858
	Series 2020-D Class A3
10,000	0.35%, 01/15/2025	9,951
	Series 2021-A Class A2
245,299	0.16%, 07/17/2023	245,171
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
5,000	3.20%, 03/17/2038	5,000
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	95,989
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	195,872
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	523,554
850,188	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	817,457
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
349,225	2.29%, 12/26/2050	347,389
	Series 2021-NPL5 Class A1
1,194,264	1.87%, 08/25/2051	1,167,936

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-NPL6 Class A1
$ 1,544,632	1.92%, 09/25/2051	$ 1,511,318
	Venture Ltd(b)(c)
	Series 2017-28AA Class CR
1,000,000	2.40%, 10/20/2034 3-mo. LIBOR + 2.40%	1,000,480
	Series 2018-32A Class C
25,000	2.19%, 07/18/2031 3-mo. LIBOR + 1.95%	24,732
	Series 2021-42A Class B
2,250,000	1.79%, 04/15/2034 3-mo. LIBOR + 1.55%	2,236,446
186,469	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	184,392
507,005	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	499,826
445,164	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	440,791
338,297	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	335,231
860,212	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	848,239
1,000,000	Voya Ltd(b)(c) Series 2019-3A Class CR 2.39%, 10/17/2032 3-mo. LIBOR + 2.15%	999,383
517,191	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	509,290
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
168,000	3.88%, 03/15/2048	173,251
	Series 2021-1A Class A2I
527,350	2.37%, 06/15/2051	506,227
	Series 2021-1A Class A2II
99,500	2.78%, 06/15/2051	96,978
	Westlake Automobile Receivables Trust(b)
	Series 2019-3A Class D
10,000	2.72%, 11/15/2024	10,139
	Series 2020-2A Class C
500,000	2.01%, 07/15/2025	503,761
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	609,825
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	1,010,037
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	522,748
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-3A Class D
$ 1,060,000	2.12%, 01/15/2027	$ 1,054,492
881,841	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	853,785
199,000	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	196,574
1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	972,824
TOTAL ASSET-BACKED SECURITIES — 10.33% (Cost $182,181,614)		$179,383,266
CORPORATE BONDS AND NOTES
Basic Materials — 1.13%
1,005,000	Allegheny Technologies Inc(f) 5.88%, 12/01/2027	1,024,170
400,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	385,200
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	433,241
2,415,000	2.63%, 09/10/2030	2,310,297
425,000	2.88%, 03/17/2031	411,557
855,000	Ashland LLC(b) 3.38%, 09/01/2031	807,975
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	416,507
415,000	5.88%, 01/31/2050	452,234
1,790,000	First Quantum Minerals Ltd(b) 6.88%, 10/15/2027	1,901,875
1,070,000	FMG Resources Ltd(b) 4.38%, 04/01/2031	1,076,687
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	5,155
410,000	4.25%, 03/01/2030	417,675
5,000	4.63%, 08/01/2030(f)	5,202
1,180,000	5.40%, 11/14/2034	1,362,747
95,000	5.45%, 03/15/2043	111,744
	Glencore Funding LLC(b)
5,000	4.00%, 03/27/2027	5,285
10,000	3.88%, 10/27/2027	10,479
35,000	4.88%, 03/12/2029	38,562
3,090,000	2.50%, 09/01/2030	2,891,973
2,010,000	2.85%, 04/27/2031	1,921,238
300,000	2.63%, 09/23/2031	280,577
635,000	Novelis Corp 4.75%, 01/30/2030	631,825
958,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	913,692
	SPCM SA(b)
265,000	3.13%, 03/15/2027	253,075

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 245,000	3.38%, 03/15/2030	$ 229,969
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,244,813
130,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	125,057
		19,668,811
Communications — 4.39%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,789,251
675,000	AMC Networks Inc 4.25%, 02/15/2029	649,228
1,115,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	1,098,956
235,000	Block Communications Inc(b) 4.88%, 03/01/2028	231,111
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	3,071
50,000	5.13%, 05/01/2027(b)	51,253
505,000	4.50%, 08/15/2030(b)	492,375
1,690,000	4.25%, 02/01/2031(b)	1,612,226
140,000	4.75%, 02/01/2032(b)	137,718
290,000	4.50%, 05/01/2032	279,487
2,890,000	4.25%, 01/15/2034(b)	2,673,972
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	10,640
4,530,000	4.80%, 03/01/2050	4,626,529
1,405,000	4.40%, 12/01/2061	1,328,843
2,260,000	3.95%, 06/30/2062	1,992,913
640,000	Clear Channel Outdoor Holdings Inc(b) 7.50%, 06/01/2029	663,200
880,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	880,000
	CommScope Inc(b)
85,000	7.13%, 07/01/2028	79,263
1,090,000	4.75%, 09/01/2029	1,044,144
2,045,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,821,134
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	188,456
7,100,000	4.63%, 12/01/2030	6,319,000
	DISH DBS Corp
3,375,000	5.25%, 12/01/2026(b)	3,273,750
735,000	5.13%, 06/01/2029	641,287
	Expedia Group Inc
4,920,000	3.25%, 02/15/2030	4,908,707
85,000	2.95%, 03/15/2031	81,754
1,220,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	1,137,748
Principal Amount(a)		Fair Value
Communications — (continued)
	iHeartCommunications Inc(b)
$ 420,000	5.25%, 08/15/2027	$ 426,720
650,000	4.75%, 01/15/2028	645,118
	Lamar Media Corp
170,000	3.75%, 02/15/2028	165,911
650,000	4.00%, 02/15/2030	624,000
1,291,500	Millicom International Cellular SA(b) 5.13%, 01/15/2028	1,309,323
	Netflix Inc
165,000	4.88%, 04/15/2028	181,517
70,000	5.88%, 11/15/2028	81,113
295,000	6.38%, 05/15/2029	352,156
55,000	5.38%, 11/15/2029(b)	62,890
3,160,000	4.88%, 06/15/2030(b)	3,519,608
435,000	Nokia OYJ 4.38%, 06/12/2027	450,225
485,000	Sirius XM Radio Inc(b) 5.00%, 08/01/2027	495,233
	SoftBank Group Corp
800,000	4.63%, 07/06/2028	745,712
340,000	5.25%, 07/06/2031	318,750
235,000	Sprint Capital Corp 6.88%, 11/15/2028	279,532
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,530,001
4,475,000	4.50%, 09/15/2042	4,526,882
	T-Mobile USA Inc
450,000	2.40%, 03/15/2029(b)(f)	435,378
2,155,000	3.38%, 04/15/2029	2,117,503
2,245,000	3.88%, 04/15/2030	2,353,026
2,640,000	3.50%, 04/15/2031	2,575,399
810,000	2.70%, 03/15/2032(b)	775,591
	Uber Technologies Inc(b)
15,000	8.00%, 11/01/2026	15,906
395,000	7.50%, 09/15/2027	420,596
2,115,000	6.25%, 01/15/2028	2,194,312
7,830,000	4.50%, 08/15/2029	7,595,100
1,105,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	1,041,573
		76,255,091
Consumer, Cyclical — 2.71%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025	5,169
325,000	3.88%, 01/15/2028	316,826
1,675,000	4.00%, 10/15/2030	1,550,497
1,365,000	7-Eleven Inc(b) 0.80%, 02/10/2024	1,337,611
880,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	817,643
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
205,000	5.50%, 04/20/2026	209,869
235,000	5.75%, 04/20/2029	240,581

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	American Airlines Pass Through Trust
	Series 2016-1 Class B
$ 5,063	5.25%, 01/15/2024	$ 5,074
	Series 2017-2 Class B
3,231	3.70%, 10/15/2025	3,090
	Series 2016-3 Class B
19,394	3.75%, 10/15/2025	18,547
	Series 2019-1 Class B
21,461	3.85%, 02/15/2028	19,940
	Series 2016-3 Class A
146,616	3.25%, 10/15/2028	138,733
	Series 2017-2 Class A
4,053	3.60%, 10/15/2029	3,911
	American Honda Finance Corp
45,000	1.95%, 05/20/2022	45,194
1,530,000	0.55%, 07/12/2024	1,489,625
40,000	AutoNation Inc 4.75%, 06/01/2030	44,177
10,000	AutoZone Inc 3.63%, 04/15/2025	10,475
4,198	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	4,151
	Carnival Corp(b)
1,330,000	5.75%, 03/01/2027	1,275,736
625,000	6.00%, 05/01/2029	601,250
	Carvana Co(b)
430,000	5.63%, 10/01/2025	407,954
955,000	5.88%, 10/01/2028(f)	897,690
	Ford Motor Co
870,000	9.00%, 04/22/2025	1,027,966
1,440,000	3.25%, 02/12/2032	1,369,930
200,000	Ford Motor Credit Co LLC 3.63%, 06/17/2031	197,000
	General Motors Co
295,000	5.20%, 04/01/2045	339,209
1,345,000	5.40%, 04/01/2048	1,595,260
2,200,000	5.95%, 04/01/2049	2,790,216
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(g)	67,428
35,000	5.75%, Perpetual(g)	36,936
585,000	1.05%, 03/08/2024	575,594
1,010,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	939,433
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	101,360
	Hilton Domestic Operating Co Inc(b)
1,305,000	4.00%, 05/01/2031	1,282,502
110,000	3.63%, 02/15/2032	104,382
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029	497,500
535,000	4.88%, 07/01/2031	517,784
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,481,282	JetBlue Pass Through Trust Series 2020-1 Class A 4.00%, 11/15/2032	$ 1,574,438
5,000	Lennar Corp 4.75%, 11/29/2027	5,514
365,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	358,613
	Marriott International Inc
5,000	5.75%, 05/01/2025	5,537
175,000	4.63%, 06/15/2030	191,318
1,310,000	2.85%, 04/15/2031	1,264,712
400,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	392,416
165,000	Murphy Oil USA Inc(b)(f) 3.75%, 02/15/2031	155,483
485,000	NCL Corp Ltd(b) 5.88%, 03/15/2026	461,962
515,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	487,035
325,000	Penn National Gaming Inc(b) 4.13%, 07/01/2029	305,500
230,000	PulteGroup Inc 6.00%, 02/15/2035	284,947
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	205,432
1,375,000	5.50%, 04/01/2028	1,334,149
	Scientific Games International Inc(b)
920,000	7.00%, 05/15/2028	966,230
35,000	7.25%, 11/15/2029	37,909
390,000	Tapestry Inc 3.05%, 03/15/2032	376,200
3,240,000	Target Corp 2.25%, 04/15/2025	3,280,089
	Toyota Motor Credit Corp
3,745,000	0.50%, 08/14/2023	3,701,985
1,470,000	0.50%, 06/18/2024	1,433,572
	Travel + Leisure Co
120,000	6.63%, 07/31/2026(b)	128,100
65,000	6.00%, 04/01/2027	67,600
1,355,000	4.50%, 12/01/2029(b)	1,307,995
510,000	4.63%, 03/01/2030(b)	499,162
645,000	4.63%, 03/01/2030	631,294
	United Airlines Inc(b)
190,000	4.38%, 04/15/2026	188,594
640,000	4.63%, 04/15/2029	633,261
177,120	United Airlines Pass Through Trust Series 2020-1 Class B 4.88%, 01/15/2026	181,275
3,460,000	Volkswagen Group of America Finance LLC(b) 0.88%, 11/22/2023	3,408,534
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	1,063,530
650,000	3.63%, 03/15/2031	614,341
680,000	4.63%, 01/31/2032	676,750
		47,109,720

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 3.05%
$ 1,275,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	$ 1,304,742
470,000	Ashtead Capital Inc(b) 4.25%, 11/01/2029	493,888
1,400,000	Avantor Funding Inc(b) 3.88%, 11/01/2029	1,344,000
	Bausch Health Cos Inc(b)
100,000	7.00%, 01/15/2028	89,625
340,000	5.00%, 01/30/2028	286,450
335,000	4.88%, 06/01/2028	317,526
365,000	5.25%, 01/30/2030	293,414
1,065,000	5.25%, 02/15/2031(f)	847,745
530,000	Block Inc(b) 3.50%, 06/01/2031	504,825
230,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	215,050
	Centene Corp
380,000	3.00%, 10/15/2030	368,790
1,590,000	2.50%, 03/01/2031	1,475,886
1,030,000	2.63%, 08/01/2031	963,853
	Charles River Laboratories International Inc(b)
155,000	3.75%, 03/15/2029	149,529
160,000	4.00%, 03/15/2031	154,000
1,725,000	Cigna Corp 4.38%, 10/15/2028	1,898,376
	CVS Pass Through Trust(b)
	Series 2013
815,348	4.70%, 01/10/2036	894,858
	Series 2014
284,445	4.16%, 08/11/2036(f)	302,880
215,000	Element Fleet Management Corp(b) 1.60%, 04/06/2024	213,145
40,000	Encompass Health Corp 4.75%, 02/01/2030	39,500
235,000	Gartner Inc(b) 3.75%, 10/01/2030	227,950
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,704,704
	HCA Inc
1,210,000	4.13%, 06/15/2029	1,288,942
1,675,000	3.50%, 09/01/2030	1,667,278
1,070,000	Hologic Inc(b) 3.25%, 02/15/2029	1,013,825
1,000,000	IHS Markit Ltd 4.25%, 05/01/2029	1,111,250
200,000	Jazz Securities Designated Activity Co(b) 4.38%, 01/15/2029	197,470
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
660,000	3.00%, 02/02/2029	647,024
435,000	3.75%, 12/01/2031	424,473
	Kraft Heinz Foods Co
5,000	5.00%, 06/04/2042	5,693
1,245,000	5.20%, 07/15/2045	1,442,589
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 4,520,000	4.38%, 06/01/2046	$ 4,776,550
25,000	4.88%, 10/01/2049	28,387
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	41,600
640,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	617,600
1,310,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	1,275,907
1,250,000	NBM US Holdings Inc(b)(f) 7.00%, 05/14/2026	1,304,413
2,550,000	PayPal Holdings Inc 1.35%, 06/01/2023	2,554,325
1,590,000	PepsiCo Inc 0.40%, 10/07/2023	1,567,204
	Pilgrim's Pride Corp(b)
265,000	5.88%, 09/30/2027	276,687
185,000	4.25%, 04/15/2031	182,538
1,455,000	3.50%, 03/01/2032	1,385,582
	Post Holdings Inc
5,000	5.75%, 03/01/2027(b)	5,138
40,000	5.75%, 03/01/2027	41,100
635,000	4.63%, 04/15/2030(b)	611,981
55,000	Sabre Global Inc(b) 9.25%, 04/15/2025	61,768
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	989,659
	Tenet Healthcare Corp(b)
5,000	4.88%, 01/01/2026	5,023
335,000	6.25%, 02/01/2027	342,775
295,000	4.63%, 06/15/2028	292,209
315,000	6.13%, 10/01/2028	316,030
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	127,500
	Teva Pharmaceutical Finance Netherlands III BV
5,335,000	3.15%, 10/01/2026	4,896,783
375,000	4.75%, 05/09/2027	362,813
275,000	5.13%, 05/09/2029(f)	266,750
1,850,000	4.10%, 10/01/2046	1,494,060
1,015,000	TriNet Group Inc(b) 3.50%, 03/01/2029	963,864
	Unilever Capital Corp
2,070,000	3.00%, 03/07/2022	2,075,388
1,300,000	2.60%, 05/05/2024	1,324,237
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,250
860,000	4.00%, 07/15/2030	847,100
		52,929,501
Energy — 1.93%
3,075,000	Aker BP ASA(b) 4.00%, 01/15/2031	3,217,081
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	16,574
1,075,000	3.70%, 11/15/2029	1,117,013

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Continental Resources Inc
$ 140,000	3.80%, 06/01/2024	$ 143,590
2,815,000	5.75%, 01/15/2031(b)	3,208,847
385,000	2.88%, 04/01/2032(b)	362,420
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	233,200
1,730,000	3.25%, 02/15/2032	1,634,850
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	337,256
855,000	Ecopetrol SA 4.63%, 11/02/2031	787,711
	Energean Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	466,800
625,000	5.88%, 03/30/2031	605,500
1,085,000	Energy Transfer LP 3.75%, 05/15/2030	1,113,557
	EnLink Midstream Partners LP
25,000	4.15%, 06/01/2025	24,931
445,000	5.45%, 06/01/2047	396,050
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,244,895
	EQT Corp
70,000	3.13%, 05/15/2026(b)	68,425
290,000	3.90%, 10/01/2027	291,966
540,000	5.00%, 01/15/2029	568,350
940,000	3.63%, 05/15/2031(b)(f)	930,600
725,000	Exxon Mobil Corp 1.90%, 08/16/2022	729,987
1,625,000	Hess Corp 5.60%, 02/15/2041	1,946,594
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	255,725
925,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	968,937
	Lundin Energy Finance BV(b)
835,000	2.00%, 07/15/2026	818,120
605,000	3.10%, 07/15/2031	590,820
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	180,089
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	144,112
490,000	8.88%, 07/15/2030	635,123
75,000	4.50%, 07/15/2044	72,375
85,000	4.63%, 06/15/2045	82,344
455,000	4.10%, 02/15/2047	416,006
535,000	4.20%, 03/15/2048	497,550
35,000	4.40%, 08/15/2049	33,250
	Ovintiv Inc
125,000	8.13%, 09/15/2030	164,839
30,000	7.20%, 11/01/2031	37,900
170,000	7.38%, 11/01/2031	217,636
1,385,000	6.50%, 08/15/2034	1,726,097
470,000	6.63%, 08/15/2037	581,868
45,000	6.50%, 02/01/2038	55,100
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	71,363
Principal Amount(a)		Fair Value
Energy — (continued)
	Plains All American Pipeline LP / PAA Finance Corp
$ 650,000	3.55%, 12/15/2029	$ 655,739
585,000	4.30%, 01/31/2043	565,183
735,000	4.70%, 06/15/2044	728,487
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	893,655
215,000	Southwestern Energy Co 4.75%, 02/01/2032	214,637
225,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 4.00%, 01/15/2032	223,965
1,475,000	Valero Energy Partners LP 4.50%, 03/15/2028	1,590,021
	Western Midstream Operating LP
255,000	4.55%, 02/01/2030	265,837
125,000	5.45%, 04/01/2044	138,125
630,000	5.30%, 03/01/2048	696,150
95,000	5.50%, 08/15/2048	104,975
335,000	5.75%, 02/01/2050	367,527
		33,439,752
Financial — 9.83%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	1,964,536
930,000	3.00%, 10/29/2028	911,082
1,165,000	3.30%, 01/30/2032	1,137,322
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	401,800
1,320,000	AIG Global Funding(b) 0.65%, 06/17/2024	1,285,137
	Air Lease Corp
825,000	4.65%, Perpetual(f)(g)	831,369
10,000	3.38%, 07/01/2025	10,212
825,000	3.00%, 02/01/2030	799,417
3,935,000	3.13%, 12/01/2030	3,825,555
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(g)	343,275
20,000	4.25%, 06/15/2026	20,996
	Ally Financial Inc
2,260,000	4.70%, Perpetual(g)	2,235,841
5,000	3.88%, 05/21/2024	5,194
225,000	4.63%, 03/30/2025	240,656
1,360,000	5.80%, 05/01/2025	1,499,902
270,000	5.75%, 11/20/2025	297,252
615,000	2.20%, 11/02/2028	586,038
2,970,000	8.00%, 11/01/2031	4,024,979
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	175,490

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 320,000	American International Group Inc 4.20%, 04/01/2028	$ 350,216
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	262,922
1,385,000	2.75%, 01/15/2027	1,323,891
2,160,000	3.75%, 07/15/2027	2,139,247
	Ares Capital Corp
1,825,000	2.88%, 06/15/2028	1,754,675
2,030,000	3.20%, 11/15/2031	1,901,571
	Athene Global Funding(b)
3,360,000	1.72%, 01/07/2025	3,318,564
980,000	1.61%, 06/29/2026	946,240
230,000	2.55%, 11/19/2030	219,270
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,958,695
	Aviation Capital Group LLC(b)
450,000	5.50%, 12/15/2024	484,368
240,000	1.95%, 01/30/2026	230,653
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	242,719
	Banco Santander SA
2,200,000	0.70%, 06/30/2024	2,174,771
1,200,000	2.75%, 12/03/2030	1,129,569
	Bank of America Corp
75,000	3.00%, 12/20/2023	76,139
2,590,000	0.52%, 06/14/2024	2,554,956
295,000	0.81%, 10/24/2024	290,721
3,975,000	4.18%, 11/25/2027	4,266,303
	Barclays PLC
1,240,000	4.38%, Perpetual(g)	1,170,684
3,000,000	2.28%, 11/24/2027	2,938,020
2,555,000	3.56%, 09/23/2035	2,522,880
1,025,000	Barings BDC Inc(b) 3.30%, 11/23/2026	996,176
2,745,000	Blackstone Secured Lending Fund(b) 2.13%, 02/15/2027	2,609,195
	BNP Paribas SA(b)
2,370,000	1.68%, 06/30/2027	2,283,761
2,035,000	2.59%, 01/20/2028	2,020,472
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	58,190
25,000	4.13%, 05/15/2029	26,941
1,795,000	4.05%, 07/01/2030	1,916,679
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	118,000
615,000	7.25%, 07/16/2024	301,350
200,000	7.25%, 08/13/2024	98,000
205,000	7.50%, 07/14/2025	100,450
400,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	353,000
	Citigroup Inc
2,030,000	3.50%, 05/15/2023	2,081,431
4,230,000	2.01%, 01/25/2026	4,221,341
Principal Amount(a)		Fair Value
Financial — (continued)
$ 155,000	CNO Financial Group Inc 5.25%, 05/30/2029	$ 172,374
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	139,459
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	459,000
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	3,224,883
990,000	Credit Suisse AG 0.50%, 02/02/2024	967,571
3,010,000	Crown Castle International Corp REIT 2.50%, 07/15/2031	2,874,425
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	377,527
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,868,327
745,000	3.55%, 09/18/2031	753,532
1,200,000	3.73%, 01/14/2032	1,166,280
200,000	3.74%, 01/07/2033	193,377
395,000	EPR Properties REIT 3.60%, 11/15/2031	377,918
2,400,000	Equinix Inc REIT 1.45%, 05/15/2026	2,314,354
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	21,968
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	4,713,202
	FS KKR Capital Corp
585,000	3.40%, 01/15/2026	582,962
1,220,000	3.13%, 10/12/2028	1,174,959
960,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	1,009,783
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	598,908
	Goldman Sachs Group Inc
2,895,000	0.63%, 11/17/2023	2,876,679
2,580,000	0.66%, 09/10/2024	2,537,910
4,255,000	1.76%, 01/24/2025	4,238,529
13,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	13,493
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	10,144
10,000	6.25%, 05/15/2026	10,280
1,315,000	5.25%, 05/15/2027	1,324,468
1,685,000	4.38%, 02/01/2029	1,601,668
215,000	Intesa Sanpaolo SpA(b) 4.20%, 06/01/2032	205,880
	Iron Mountain Inc REIT(b)
5,000	5.00%, 07/15/2028	4,993
1,580,000	5.25%, 07/15/2030	1,568,861
1,340,000	JPMorgan Chase & Co 1.58%, 04/22/2027	1,296,362
	Kaisa Group Holdings Ltd
2,215,000	9.38%, 06/30/2024	592,513

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	10.50%, 01/15/2025	$ 107,000
2,310,000	11.25%, 04/16/2025	617,925
200,000	9.95%, 07/23/2025	53,038
200,000	11.70%, 11/11/2025(h)	53,500
200,000	11.65%, 06/01/2026	53,500
2,585,000	KeyBank NA 0.43%, 06/14/2024	2,548,017
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,551
310,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 5.25%, 10/01/2025	311,550
	Logan Group Co Ltd
605,000	4.25%, 07/12/2025	441,650
405,000	4.85%, 12/14/2026	291,600
890,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 3.88%, 02/15/2029	914,475
	Morgan Stanley
1,910,000	0.53%, 01/25/2024	1,893,773
2,755,000	0.79%, 01/22/2025	2,699,151
2,470,000	4.35%, 09/08/2026	2,668,422
2,815,000	2.48%, 01/21/2028	2,810,226
360,000	Nasdaq Inc 0.45%, 12/21/2022	357,849
1,140,000	National Securities Clearing Corp(b)(f) 0.40%, 12/07/2023	1,119,841
1,580,000	Nationwide Building Society(b) 0.55%, 01/22/2024	1,543,298
1,280,000	NatWest Group PLC 1.64%, 06/14/2027	1,234,313
	Navient Corp
57,000	7.25%, 09/25/2023	59,993
1,015,000	5.00%, 03/15/2027	982,946
825,000	5.63%, 08/01/2033	738,977
1,840,000	New York Life Global Funding(b) 0.85%, 01/15/2026	1,766,325
620,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	601,027
	OneMain Finance Corp
25,000	8.88%, 06/01/2025	26,535
910,000	5.38%, 11/15/2029	923,969
	Owl Rock Capital Corp
915,000	2.63%, 01/15/2027	876,456
1,670,000	2.88%, 06/11/2028	1,585,847
1,345,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	1,286,946
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,115
Principal Amount(a)		Fair Value
Financial — (continued)
$ 110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	$ 113,891
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
2,460,000	2.88%, 10/15/2026	2,339,374
220,000	3.63%, 03/01/2029	205,676
4,815,000	3.88%, 03/01/2031	4,508,236
1,640,000	4.00%, 10/15/2033	1,534,548
350,000	Royal Bank of Canada 0.50%, 10/26/2023	344,959
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	15,443
1,255,000	3.24%, 10/05/2026	1,283,278
1,720,000	SBA Communications Corp REIT 3.13%, 02/01/2029	1,602,954
	Shimao Group Holdings Ltd
200,000	6.13%, 02/21/2024	95,500
1,300,000	5.60%, 07/15/2026	598,000
200,000	5.20%, 01/16/2027	87,000
410,000	3.45%, 01/11/2031	168,100
600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	486,000
5,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	4,975
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	434,749
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	712,708
2,385,000	3.65%, 07/08/2035(f)	2,366,169
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	15,322
	Standard Chartered PLC(b)
810,000	4.64%, 04/01/2031	887,198
3,375,000	3.27%, 02/18/2036	3,196,974
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,727,590
295,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	288,720
	Sunac China Holdings Ltd
200,000	5.95%, 04/26/2024	117,000
580,000	6.50%, 01/10/2025	342,200
790,000	7.00%, 07/09/2025	458,200
410,000	6.50%, 01/26/2026	235,750
2,590,000	Svenska Handelsbanken AB(b) 0.55%, 06/11/2024	2,527,127
	Synchrony Financial
20,000	2.85%, 07/25/2022	20,154
205,000	4.38%, 03/19/2024	214,326
	Times China Holdings Ltd
810,000	6.20%, 03/22/2026	364,500
200,000	5.75%, 01/14/2027	90,000

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,790,000	Toronto-Dominion Bank 0.25%, 01/06/2023	$ 1,778,426
2,145,000	US Bancorp 2.22%, 01/27/2028	2,141,605
195,000	Welltower Inc REIT 4.25%, 04/01/2026	210,792
	Yuzhou Group Holdings Co Ltd
625,000	7.70%, 02/20/2025	133,750
310,000	8.30%, 05/27/2025	66,650
205,000	7.85%, 08/12/2026	45,100
400,000	6.35%, 01/13/2027	88,000
		170,769,461
Industrial — 2.63%
1,795,000	Avnet Inc 4.63%, 04/15/2026	1,922,197
	Boeing Co
1,900,000	2.20%, 02/04/2026	1,867,575
5,000	2.25%, 06/15/2026	4,936
4,285,000	2.95%, 02/01/2030	4,194,146
10,000	5.15%, 05/01/2030	11,255
235,000	3.63%, 02/01/2031(f)	241,509
5,000	3.38%, 06/15/2046	4,523
5,000	3.63%, 03/01/2048	4,627
3,580,000	3.75%, 02/01/2050(f)	3,467,674
10,000	5.81%, 05/01/2050	12,573
528,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	549,780
	Caterpillar Financial Services Corp
3,750,000	0.45%, 09/14/2023	3,701,706
3,105,000	0.95%, 01/10/2024	3,079,435
1,130,000	0.45%, 05/17/2024	1,102,773
	Cemex SAB de CV(b)
1,295,000	5.13%, Perpetual(g)	1,299,422
905,000	5.20%, 09/17/2030	932,150
2,895,000	3.88%, 07/11/2031	2,744,373
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	5,125
1,260,000	5.40%, 02/01/2027	1,285,843
1,046,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	1,193,004
200,000	GMR Hyderabad International Airport Ltd(b) 4.25%, 10/27/2027	186,500
5,000	Huntington Ingalls Industries Inc 3.84%, 05/01/2025	5,245
910,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	916,625
1,175,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	1,105,757
	Jabil Inc
660,000	1.70%, 04/15/2026	644,259
2,625,000	3.00%, 01/15/2031	2,600,502
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	$ 99,357
	John Deere Capital Corp
3,615,000	2.95%, 04/01/2022	3,629,611
760,000	0.90%, 01/10/2024	753,232
1,255,000	0.45%, 06/07/2024	1,224,304
1,180,000	1.25%, 01/10/2025	1,166,277
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	400,213
790,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	742,347
	Spirit AeroSystems Inc
670,000	7.50%, 04/15/2025(b)	694,917
675,000	4.60%, 06/15/2028(f)	651,733
1,215,000	TD SYNNEX Corp(b) 1.75%, 08/09/2026	1,173,023
540,000	TopBuild Corp(b) 4.13%, 02/15/2032	523,174
	TransDigm Inc
505,000	6.25%, 03/15/2026(b)	521,412
1,015,000	4.63%, 01/15/2029	963,905
		45,627,019
Technology — 1.21%
	Broadcom Inc(b)
820,000	2.60%, 02/15/2033	756,951
1,070,000	3.19%, 11/15/2036	1,016,254
2,860,000	CDW LLC / CDW Finance Corp 3.57%, 12/01/2031	2,846,987
715,000	International Business Machines Corp 2.85%, 05/13/2022	719,650
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	535,590
465,000	2.95%, 04/15/2031	455,440
	Microchip Technology Inc
310,000	4.33%, 06/01/2023	320,422
840,000	0.98%, 09/01/2024(b)	816,784
	Micron Technology Inc
5,000	5.33%, 02/06/2029	5,697
3,760,000	4.66%, 02/15/2030	4,156,454
325,000	MSCI Inc(b) 3.25%, 08/15/2033	304,795
2,345,000	NVIDIA Corp 0.58%, 06/14/2024	2,290,904
15,000	NXP BV / NXP Funding LLC / NXP USA Inc(b) 3.15%, 05/01/2027	15,382
510,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	498,224
2,060,000	Oracle Corp 3.95%, 03/25/2051	1,941,264
950,000	Qorvo Inc(b) 3.38%, 04/01/2031	925,443
2,710,000	salesforce.com Inc 0.63%, 07/15/2024	2,652,346
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	135,809

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	$ 345,961
	Western Digital Corp
175,000	2.85%, 02/01/2029	168,889
120,000	3.10%, 02/01/2032	114,548
		21,023,794
Utilities — 0.33%
	AES Corp
605,000	3.95%, 07/15/2030(b)	625,691
255,000	2.45%, 01/15/2031	240,298
	Calpine Corp(b)
455,000	5.13%, 03/15/2028	443,866
740,000	3.75%, 03/01/2031	672,312
285,000	Edison International 4.95%, 04/15/2025	306,830
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	5,292
	NRG Energy Inc(b)
395,000	4.45%, 06/15/2029	419,206
490,000	5.25%, 06/15/2029	504,210
670,000	3.63%, 02/15/2031	621,425
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	96,007
1,130,000	4.30%, 03/15/2045	1,059,068
210,000	4.25%, 03/15/2046	198,738
685,000	3.50%, 08/01/2050	583,496
10,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	10,143
		5,786,582
TOTAL CORPORATE BONDS AND NOTES — 27.21% (Cost $494,040,292)		$472,609,731
CONVERTIBLE BONDS
Communications — 0.52%
	DISH Network Corp
550,000	0.66%, 12/15/2025(i)	536,343
4,875,000	3.38%, 08/15/2026	4,537,599
1,200,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,121,496
945,000	Twitter Inc(b)(i) 3.15%, 03/15/2026	836,325
1,110,000	Uber Technologies Inc(f)(i) 1.75%, 12/15/2025	1,039,456
		9,071,219
Consumer, Cyclical — 0.34%
415,000	JetBlue Airways Corp(b) 0.50%, 04/01/2026	397,038
1,985,000	NCL Corp Ltd(b) 1.13%, 02/15/2027	1,887,432
665,000	Peloton Interactive Inc(b)(i) 4.17%, 02/15/2026	569,152
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 330,000	Penn National Gaming Inc 2.75%, 05/15/2026	$ 707,986
1,735,000	Southwest Airlines Co 1.25%, 05/01/2025	2,363,981
		5,925,589
Consumer, Non-Cyclical — 0.49%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024	907,410
3,080,000	1.25%, 05/15/2027(f)	3,288,770
120,000	Guardant Health Inc(i) 3.05%, 11/15/2027	101,988
570,000	Ionis Pharmaceuticals Inc(b)(i) 3.00%, 04/01/2026	506,645
645,000	Livongo Health Inc 0.88%, 06/01/2025	683,055
3,460,000	Teladoc Health Inc 1.25%, 06/01/2027	3,075,940
		8,563,808
Technology — 0.04%
675,000	Splunk Inc 1.13%, 06/15/2027	612,929
TOTAL CONVERTIBLE BONDS — 1.39% (Cost $24,950,107)		$24,173,545
FOREIGN GOVERNMENT BONDS AND NOTES
3,475,000	European Investment Bank 0.25%, 09/15/2023	3,427,208
	Export-Import Bank of Korea
30,700,000	INR, 6.75%, 08/09/2022	413,417
60,300,000	INR, 6.90%, 02/07/2023	816,431
252,800,000	INR, 4.89%, 08/09/2023(b)	3,337,139
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,430,609
87,580,000	International Finance Corp INR, 5.85%, 11/25/2022	1,175,988
	Mexican Bonos
795,863(j)	MXN, 6.75%, 03/09/2023	3,842,196
405,486(j)	MXN, 8.50%, 11/18/2038	2,071,978
65,000	Province of Quebec Canada 0.60%, 07/23/2025	62,682
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.07% (Cost $18,753,768)		$18,577,648
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.66%
932,626	510 Asset Backed Trust(b)(e) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	920,934

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	$ 756,819
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,641,130
169,274	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	169,371
1,185,000	BPR Trust(b)(c) Series 2021-NRD Class F 6.93%, 12/15/2023 1-mo. SOFR + 6.87%	1,182,089
20,554	BX Commercial Mortgage Trust (b)(c) Series 2020-BXLP Class C 1.23%, 12/15/2036 1-mo. LIBOR + 1.12%	20,529
878,513	CIM Trust(b)(e) Series 2021-NR2 Class A1 2.57%, 07/25/2059	871,265
405,000	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	404,302
105,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	104,261
1,040,000	CoreVest American Finance Trust(b)(e) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	1,013,409
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	582,057
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	95,762
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	184,128
	Series 2021-RPL1 Class A1
387,913	1.67%, 09/27/2060(d)	382,603
	Series 2021-RPL4 Class A1
1,092,027	1.80%, 12/27/2060(d)	1,084,736
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
407,492	1.81%, 07/15/2038 1-mo. LIBOR + 1.70%	407,246
	Series 2021-ESH Class D
203,746	2.36%, 07/15/2038 1-mo. LIBOR + 2.25%	203,624
520,725	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	524,655
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Goldman Sachs Mortgage Securities Trust
	Series 2013-PEMB Class A
$ 300,000	3.55%, 03/05/2033(b)(d)	$ 302,740
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(d)	243,854
	Series 2014-GC18 Class AS
370,000	4.38%, 01/10/2047	378,453
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(d)	982,035
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,454,328
	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d)
	Series 2012-C8 Class C
120,000	4.62%, 10/15/2045	120,399
	Series 2012-LC9 Class C
725,000	4.36%, 12/15/2047	728,408
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS5 Class A1
116,553	3.25%, 06/25/2060(e)	117,581
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	904,774
	Series 2021-GS2 Class A1
508,781	1.75%, 04/25/2061(e)	501,238
	Series 2021-GS4 Class A1
221,759	1.65%, 11/25/2060(e)	217,504
600,000	Med Trust(b)(c) Series 2021-MDLN Class C 1.91%, 11/15/2038 1-mo. LIBOR + 1.80%	599,277
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M1
479,118	3.50%, 10/25/2069	494,653
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	128,061
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	740,930
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
100,000	3.28%, 10/15/2030(b)	99,270
	Series 2013-C11 Class B
195,000	4.35%, 08/15/2046(d)	144,990
	Series 2013-C12 Class C
65,000	4.76%, 10/15/2046(d)	64,258

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2016-C30 Class C
$ 785,000	4.11%, 09/15/2049(d)	$ 765,730
	Preston Ridge Partners Mortgage LLC(b)
	Series 2021-1 Class A1
676,810	2.12%, 01/25/2026(d)	669,196
	Series 2021-10 Class A1
832,434	2.49%, 10/25/2026(e)	825,886
	Series 2021-2 Class A1
299,222	2.12%, 03/25/2026(d)	295,531
	Series 2021-3 Class A1
854,178	1.87%, 04/25/2026(e)	844,769
	Series 2021-4 Class A1
173,567	1.87%, 04/25/2026(e)	170,717
	Series 2021-5 Class A1
765,488	1.79%, 06/25/2026(e)	752,938
	Series 2021-8 Class A1
748,138	1.74%, 09/25/2026(d)	733,929
	Series 2021-9 Class A1
919,023	2.36%, 10/25/2026(d)	903,592
840,000	RBS Commercial Funding Inc Trust(b)(d) Series 2013-GSP Class A 3.83%, 01/15/2032	861,506
760,000	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	753,511
100,000	UBS Commercial Mortgage Trust(d) Series 2018-C14 Class C 5.27%, 12/15/2051	101,786
110,000	UBS-Barclays Commercial Mortgage Trust(b)(d) Series 2012-C2 Class BEC 4.81%, 05/10/2063	106,320
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
210,000	4.31%, 07/15/2046	207,523
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059	153,983
	WFRBS Commercial Mortgage Trust
	Series 2012-C7 Class AS
360,000	4.09%, 06/15/2045(d)	359,922
	Series 2012-C7 Class C
240,000	4.74%, 06/15/2045(d)	183,600
	Series 2013-C15 Class B
770,000	4.50%, 08/15/2046(d)	758,222
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	246,992
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	59,177
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2014-C24 Class C
$ 340,000	4.29%, 11/15/2047(d)	$ 311,747
		28,838,250
U.S. Government Agency — 22.01%
	Federal Home Loan Mortgage Corp
8,263	2.50%, 01/01/2029	8,450
76,885	3.00%, 11/01/2034	79,984
21,549	2.50%, 06/01/2035	22,035
185,732	2.00%, 09/01/2035	186,788
140,076	2.00%, 10/01/2035	140,873
347,336	2.00%, 12/01/2035	349,311
48,748	3.00%, 09/01/2036	50,564
3,983,041	2.00%, 01/01/2042	3,937,015
3,987,552	2.50%, 01/01/2042	4,055,474
51,750	3.00%, 12/01/2046	53,500
40,837	4.00%, 05/01/2047	43,739
29,453	4.50%, 10/01/2047	31,707
42,097	4.00%, 02/01/2048	45,056
4,575	4.50%, 06/01/2048	4,901
8,927	4.00%, 10/01/2048	9,453
11,778	3.50%, 09/01/2049	12,297
644,562	3.50%, 10/01/2049	673,245
14,864	3.00%, 11/01/2049	15,238
790,566	2.00%, 05/01/2051	772,096
3,912,592	2.50%, 10/01/2051	3,911,795
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K027 Class A2
40,000	2.64%, 01/25/2023	40,515
	Series K045 Class A2
2,810,000	3.02%, 11/25/2025	2,919,172
	Series K050 Class A2
2,300,000	3.33%, 08/25/2025(d)	2,421,778
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	2,073,194
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	686,679
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(d)	2,215,951
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,692,931
	Series K063 Class A2
882,076	3.43%, 01/25/2027(d)	948,411
	Series K064 Class A1
1,686,847	2.89%, 10/25/2026	1,741,379
	Series K064 Class A2
505,000	3.22%, 03/25/2027	537,512
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,670,754
	Series K067 Class A2
75,000	3.19%, 07/25/2027	80,163
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(d)	2,466,964

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K069 Class AM
$ 2,500,000	3.25%, 09/25/2027(d)	$ 2,672,939
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(d)	2,957,646
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,819,229
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,474,670
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	107,892
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	3,010,099
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(d)	2,560,602
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	2,223,180
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,773,595
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,502,047
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,787,487
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(d)	2,496,180
	Series K095 Class A1
28,817	2.63%, 11/25/2028	29,933
	Series K730 Class A1
5,351	3.45%, 09/25/2024	5,386
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,321,727
	Series K740 Class A2
750,000	1.47%, 09/25/2027	734,545
	Federal National Mortgage Association
9,043	2.50%, 06/01/2030	9,291
314,635	3.00%, 10/01/2033	327,246
23,326	3.00%, 06/01/2034	24,317
27,384	3.00%, 07/01/2034	28,706
9,058	3.00%, 10/01/2034	9,416
21,802	3.00%, 11/01/2034	22,712
36,742	2.00%, 09/01/2035	36,951
355,592	2.00%, 10/01/2035	357,614
339,646	2.00%, 11/01/2035	341,577
346,202	2.00%, 12/01/2035	348,170
359,176	2.00%, 01/01/2036	361,994
12,629,097	2.00%, 10/01/2036	12,700,899
4,200,000	2.50%, 02/01/2042	4,271,541
32,025	4.00%, 09/01/2047	34,105
10,154	3.50%, 03/01/2048	10,632
7,032	4.00%, 06/01/2048	7,452
7,649	3.00%, 12/01/2049	7,822
7,319	3.00%, 01/01/2050	7,522
33,758	2.50%, 05/01/2050	33,731
323,834	2.50%, 06/01/2050	323,576
173,571	2.50%, 07/01/2050	173,436
21,348	2.50%, 08/01/2050	21,332
750,261	2.00%, 05/01/2051	732,667
11,157,357	2.00%, 10/01/2051	10,888,323
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 25,927,398	2.50%, 10/01/2051	$ 25,910,219
7,575,949	2.50%, 01/01/2052	7,569,919
7,600,000	2.50%, 02/01/2052	7,593,950
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,500,000	2.47%, 04/25/2026	2,544,878
	Series 2017-M1 Class A2
2,118,896	2.42%, 10/25/2026(d)	2,172,598
	Series 2018-M2 Class A2
2,255,000	2.90%, 01/25/2028(d)	2,374,853
	Government National Mortgage Association
26,023	3.50%, 04/20/2047	27,201
16,621	4.00%, 04/20/2047	17,601
25,625	3.00%, 02/20/2048	26,342
34,357	3.50%, 02/20/2048	35,911
	Uniform Mortgage-Backed Security(k)
39,025,000	2.00%, TBA	39,207,168
68,050,000	2.50%, TBA	68,349,124
116,600,000	3.00%, TBA	119,114,187
7,650,000	3.50%, TBA	7,970,344
		382,371,408
TOTAL MORTGAGE-BACKED SECURITIES — 23.67% (Cost $417,906,283)		$411,209,658
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,220,000	0.13%, 09/30/2022	5,204,911
17,390,000	0.13%, 10/31/2022	17,328,184
19,805,000	0.13%, 11/30/2022	19,711,390
5,400,000	1.63%, 12/15/2022	5,442,398
13,925,000	0.13%, 12/31/2022	13,842,864
13,380,000	0.13%, 01/31/2023	13,288,012
12,745,000	0.13%, 02/28/2023	12,647,919
7,070,000	0.13%, 03/31/2023	7,006,757
12,650,000	0.13%, 04/30/2023	12,526,959
5,095,000	1.75%, 05/15/2023	5,147,542
11,880,000	0.13%, 07/31/2023	11,719,434
9,800,000	2.75%, 07/31/2023	10,051,125
37,905,000	0.25%, 09/30/2023(f)	37,389,729
7,870,000	2.75%, 11/15/2023	8,095,340
12,700,000	0.50%, 11/30/2023	12,550,676
16,000,000	0.13%, 12/15/2023	15,698,125
8,000,000	2.50%, 01/31/2024	8,208,125
17,350,000	2.75%, 02/15/2024	17,894,898
20,000,000	0.38%, 08/15/2024	19,539,844
20,100,000	0.38%, 09/15/2024(f)	19,614,774
15,650,000	2.75%, 02/28/2025	16,283,947
3,620,000	2.75%, 06/30/2025	3,775,123
14,550,000	2.88%, 07/31/2025	15,244,535
33,000,000	0.75%, 08/31/2026	31,771,524

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,100,000	2.38%, 05/15/2027	$ 4,252,949
14,250,000	0.38%, 09/30/2027	13,251,387
8,000,000	1.25%, 09/30/2028	7,748,438
7,000,000	1.50%, 11/30/2028	6,888,438
10,875,000	2.38%, 05/15/2029	11,342,710
565,000	1.50%, 02/15/2030	554,627
9,000,000	0.88%, 11/15/2030	8,355,586
7,000,000	1.63%, 05/15/2031	6,915,781
9,500,000	1.25%, 08/15/2031	9,065,078
9,000,000	1.38%, 11/15/2031	8,672,344
18,150,000	1.13%, 08/15/2040	15,255,926
12,300,000	1.75%, 08/15/2041	11,454,375
12,000,000	2.00%, 11/15/2041	11,664,375
5,000,000	2.50%, 02/15/2045	5,274,805
3,525,000	2.00%, 02/15/2050	3,435,911
12,180,000	1.25%, 05/15/2050	9,906,241
3,750,000	1.63%, 11/15/2050	3,347,021
11,400,000	2.00%, 08/15/2051	11,120,344
4,700,000	1.88%, 11/15/2051	4,456,188
TOTAL U.S. TREASURY BONDS AND NOTES — 28.38% (Cost $504,397,228)		$492,946,659
Shares
COMMON STOCK
Basic Materials — 0.03%
7,729	Newmont Corp	472,783
Communications — 0.50%
191,757	Altice Inc Class A(l)	2,765,136
7,357	Cisco Systems Inc	409,564
9,433	Comcast Corp Class A	471,556
46,559	T-Mobile US Inc(l)	5,036,287
		8,682,543
Consumer, Cyclical — 0.08%
1,756	Cummins Inc	387,865
744	Home Depot Inc	273,033
3,686	Starbucks Corp	362,408
2,780	Walmart Inc	388,672
		1,411,978
Consumer, Non-Cyclical — 0.21%
2,971	Abbott Laboratories	378,684
3,564	AbbVie Inc	487,876
873	Anthem Inc	384,984
876	Automatic Data Processing Inc	180,605
5,725	Bristol-Myers Squibb Co	371,495
7,848	Coca-Cola Co	478,806
2,299	Johnson & Johnson	396,095
4,064	Merck & Co Inc	331,135
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,804	Procter & Gamble Co	$ 449,902
550	UnitedHealth Group Inc	259,913
		3,719,495
Energy — 0.05%
3,906	Chevron Corp	512,975
10,961	Williams Cos Inc	328,172
		841,147
Financial — 0.07%
1,519	American Tower Corp REIT	382,029
429	BlackRock Inc	353,041
4,202	Morgan Stanley	430,873
		1,165,943
Industrial — 0.10%
1,174	Deere & Co	441,894
1,301	Lockheed Martin Corp	506,258
1,703	Union Pacific Corp	416,469
1,943	United Parcel Service Inc Class B	392,894
		1,757,515
Technology — 0.10%
1,086	Accenture PLC Class A	383,988
2,850	Apple Inc	498,123
382	Broadcom Inc	223,806
515	Clarivate PLC(l)	8,477
1,222	Microsoft Corp	380,017
1,263	Texas Instruments Inc	226,696
		1,721,107
Utilities — 0.04%
4,163	Duke Energy Corp	437,365
4,845	NextEra Energy Inc	378,491
		815,856
TOTAL COMMON STOCK — 1.18% (Cost $21,321,861)		$20,588,367
CONVERTIBLE PREFERRED STOCK
Communications — 0.15%
2,541	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	2,527,266
Energy — 0.00%(m)
396	El Paso Energy Capital Trust I 4.75%	19,919

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Financial — 0.25%
1,596	Bank of America Corp 7.25%	$ 2,241,598
1,539	Wells Fargo & Co 7.50%	2,185,426
		4,427,024
Technology — 0.04%
11,140	Clarivate PLC 5.25%	765,451
TOTAL CONVERTIBLE PREFERRED STOCK — 0.44% (Cost $8,500,647)		$7,739,660
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,767,000	BlackRock FedFund Institutional Shares(n), 0.03%(o)	14,767,000
8,580,000	Federated Hermes Government Obligations Fund Premier Shares(n), 0.03%(o)	8,580,000
7,700,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(n), 0.01%(o)	7,700,000
15,844,000	Goldman Sachs Financial Square Government Fund Institutional Shares(n), 0.03%(o)	15,844,000
13,068,000	Invesco Government & Agency Portfolio Institutional Class(n), 0.03%(o)	13,068,000
12,522,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.03%(o)	12,522,000
13,903,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(n), 0.03%(o)	13,903,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.97% (Cost $86,384,000)		$86,384,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.21%
$21,000,000	Federal Home Loan Bank(i) 0.00%, 02/01/2022	21,000,000
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 13.58%
	U.S. Treasury Bills(i)
$169,600,000	0.03%, 02/08/2022(f)	$ 169,598,913
66,295,000	0.03%, 02/17/2022	66,294,101
		235,893,014
Repurchase Agreements — 3.78%
29,540,262	Repurchase agreement (principal amount/value $29,541,831 with a maturity value of $29,541,880) with Citigroup Global Markets Inc, 0.06%, dated 1/31/22 to be repurchased at $29,540,262 on 2/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 8.00%, 11/15/30 - 1/20/52, with a value of $30,132,668.(n)	29,540,262
36,106,425	Repurchase agreement (principal amount/value $36,108,343 with a maturity value of $36,108,393) with RBC Capital Markets Corp, 0.05%, dated 1/31/22 to be repurchased at $36,106,425 on 2/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/1/24 - 11/20/51, with a value of $36,830,510.(n)	36,106,425
		65,646,687
TOTAL SHORT TERM INVESTMENTS — 18.57% (Cost $322,539,701)		$322,539,701
TOTAL INVESTMENTS — 117.21% (Cost $2,080,975,501)		$2,036,152,235
OTHER ASSETS & LIABILITIES, NET — (17.21)%		$(299,022,023)
TOTAL NET ASSETS — 100.00%		$1,737,130,212

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 31, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at January 31, 2022. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at January 31, 2022.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of January 31, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
Currency Abbreviations:
INR	Indian Rupee
MXN	Mexican Peso
See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

January 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$179,383,266	$—	$179,383,266
Corporate Bonds and Notes	—	472,609,731	—	472,609,731
Convertible Bonds	—	24,173,545	—	24,173,545
Foreign Government Bonds and Notes	—	18,577,648	—	18,577,648
Mortgage-Backed Securities	—	411,209,658	—	411,209,658
U.S. Treasury Bonds and Notes	—	492,946,659	—	492,946,659
Common Stock	20,588,367	—	—	20,588,367
Convertible Preferred Stock	2,261,517	5,478,143	—	7,739,660
Government Money Market Mutual Funds	86,384,000	—	—	86,384,000
Short Term Investments	—	322,539,701	—	322,539,701
Total Assets	$109,233,884	$1,926,918,351	$0	$2,036,152,235
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

January 31, 2022